Shareholders' Equity (Details) - USD ($)				6 Months Ended	12 Months Ended
	Feb. 20, 2023	Jun. 24, 2022	Nov. 24, 2020	Mar. 31, 2023	Sep. 30, 2022	Jul. 18, 2022	Dec. 05, 2020	Oct. 19, 2020	Sep. 20, 2018
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued						295,491			2,410
Ordinary shares outstanding				19,085,491					2,410
Ordinary shares								1,662.9
Dividend amount (in Dollars)			$ 50,000
Initial public offering description				On June 24, 2022, the Company completed its IPO of 5,060,000 Class A ordinary shares at a public offering price of $4.00 per share. The Company received aggregate net proceeds of $17,626,924 from the offering, after deducting 7.5% of underwriting discounts and other related expenses of $648,258.
Purchase rate		7.50%
Warrant exercise price		130.00%
Shares at grant date	850,000
Ordinary shares outstanding					18,355,491
General reserve amount (in Dollars)				$ 156,245	$ 120,196
Payments of dividend percentage					25.00%
Net asset percentage					25.00%
Development reserve (in Dollars)				919,140	$ 844,167
Amount of net asset (in Dollars)				$ 1,075,385	$ 964,363
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
General reserve percentage					10.00%
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
General reserve percentage					50.00%
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Share-Based Goods and Nonemployee Services Transaction, Shares Approved for Issuance	340,000
IPO [Member] | Ms. Huang Yunan [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued	390,000
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued	340,000			15,055,491	14,325,491
Ordinary shares outstanding				15,055,491	14,325,491
Ordinary shares			45,000
Par value (in Dollars per share)			$ 1
Ordinary shares vote				one
Common Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.0005	$ 0.0005
Shares at grant date	975,000
Class A Ordinary Shares [Member] | Ms. Huang [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued	390,000
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued				4,030,000	4,030,000
Ordinary shares outstanding				4,030,000	4,030,000
Ordinary shares			5,000
Par value (in Dollars per share)			$ 1
Ordinary shares vote				five
Common Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.0005	$ 0.0005
Class B Ordinary Shares [Member] | Chief Executive Officer [Member]
Shareholders' Equity (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)				$ 1
Business Combination [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, description				the Company effectuated a forward stock split at a ratio of 2,000-for-1 to increase the Company’s authorized share capital to 90,000,000 Class A ordinary Shares of $0.0005 par value per share and 10,000,000 Class B ordinary shares of $0.0005 par value per share; (2) the Company had nominal issuance of 7,024,200 Class A ordinary shares to the existing Class A ordinary shareholders and nominal issuance of 3,155,800 Class B ordinary shares to the existing Class B ordinary shareholder, after which, the Company had an aggregate of 15,000,000 ordinary shares issued and outstanding, consisting of 10,350,000 Class A ordinary shares and 4,650,000 Class B ordinary shares. On September 30, 2021, the Board of Directors approved that the shareholders of the Company voluntarily surrender, on pro rata basis, 2,000,000 ordinary shares of US$0.0005 par value per share (the Surrender). As a result, the Company has an aggregate of 13,000,000 ordinary shares issued and outstanding, consisting of 8,970,000 Class A ordinary shares and 4,030,000 Class B ordinary shares.
Chief Executive Officer [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares			747.1					747.1
Chief Executive Officer [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares							747.1
Chief Executive Officer [Member] | Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares				747.1